ORGANIZATION	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

1. ORGANIZATION

(a) Principal activities

Elong Power Holding Limited (“Elong Power”) was incorporated under the laws of the Cayman Islands on August 18, 2023. Elong Power, through its subsidiaries (collectively “the Company”) noted below, specializes in the R&D, production and market application of high-power lithium-ion battery packs, cells and parts for electric vehicles and construction machinery. The Company’s lower-cost, high power and fast-charging batteries are designed specifically for commercial vehicles and specialty vehicles.

(b) History of the Company and Reorganization

Prior to the incorporation of the Company, Huizhou City Yipeng Energy Technology Co., Ltd. (“Yipeng”) was incorporated under the laws of People’s Republic of China (“PRC”) on January 26, 2014. On May 28, 2018, and September 29, 2022, Huizhou Yipeng established Ganzhou Yipeng Energy & Technology Co., Ltd. (“Ganzhou Yipeng”) and Zibo Yipeng Energy & Technology Co., Ltd. (“Zibo Yipeng”) under the laws of PRC, respectively. These two subsidiaries were 100% controlled by Huizhou Yipeng who shareholders are a group of individual and institutional shareholders, with voting agreements to vote consensually concerning operation and development matters before the reorganization.

In preparation for listing on the U.S. Exchange Market via merging with a Special Purpose Acquisition Company (“SPAC”) traded on NASDAQ, the Company completed reorganization (the “Reorganization”) in November 2023, which involved the following steps:

On October 8, 2023, all shareholders of Huizhou Yipeng entered into Huizhou Yipeng’s Reorganization Framework Agreement to vote consensually concerning operation and development matters of the Elong Power and its subsidiaries.

●	On August 18, 2023, Elong Power was established under the laws of the Cayman Islands.
●	On September 20, 2023, Elong Power International Co, Limited (“Elong Power International”) was incorporated in British Virgin Islands as a wholly owned subsidiary of Elong Power.
●	On October 8, 2023, all shareholders of Huizhou Yipeng entered into Reorganization Framework Agreement regarding the setting up a Wholly Foreign-Owned Enterprise (“ WFOE”), transferring their equity interests in RMB one dollar to the proposed WFOE, and further holding the future shares of Elong Power in order to participate in the future overseas De-SPAC listing, which include issuing ordinary shares and warrant shares to be converted into Class A ordinary shares (Note 18- Equity).
●	On October 9, 2023, Elong Power (Hong Kong) International Limited (“Elong Power (Hong Kong)”) was incorporated in Hong Kong as a wholly owned subsidiary of Elong Power International.
●	On November 2, 2023, Elong Power (Ganzhou) Co., Ltd. (“Elong Power (Ganzhou)”, “WFOE”) was established in PRC as a wholly owned subsidiary of Elong Power (Hong Kong). Elong Power (Ganzhou) obtained 100% of the equity interests of Huizhou Yipeng through the unanimous agreement of all shareholders of Huizhou Yipeng under the terms of Huizhou Yipeng’s Reorganization Framework Agreement.

By November 17, 2023, Elong Power owned 100% stake in Elong Power (Ganzhou) or WFOE through the following transactions:

●	issued Class A Ordinary Shares 6,845,290 at the par value of the Class A Ordinary Share (i.e. $ 0.00001) of the Company to four individual shareholders who are the original shareholders of Huizhou Yipeng before the reorganization (see Note 18- Equity).

●	issued Class B Ordinary Shares 16,538,142 at the par value of the Class B Ordinary Share (i.e. $ 0.00001) of the Company to GRACEDAN CO., LTD. which is 100% owned by the Company’s CEO and Chairwoman, and who is also one of the controlling persons before the reorganization (see Note 18- Equity).

●	issued 105,430,851 warrants (“Warrant Shares”) to nine institutional shareholders who are the original shareholders of Huizhou Yipeng before the reorganization.

The above Class A and B ordinary shareholders exchange their shareholdings by their respective ratios in Huizhou Yipeng before the Reorganization and also under the terms of Huizhou Yipeng’s Reorganization Framework Agreement.

Immediately before and after the Reorganization as described above, Elong Power together with its subsidiaries were effectively controlled by the same controlling shareholders, and given no change on control, the transaction is accounted for as business combination under common control.

For financial reporting purpose, the acquisition of Huizhou Yipeng represented a transaction between entities under common control, resulted in a change in reporting entity and required retrospective combination of entities for all periods presented, as if the combination has been in effect since the inception of common control. Accordingly, the audited consolidated financial statements of Elong Power and subsidiaries reflect the accounting of the combined subsidiaries at historical carrying values, except that equity reflects the equity of Elong Power.

Reverse Recapitalization

On November 21, 2024 (the “Closing Date”), Elong consummated the business combination with TMT Acquisition Corp (“TMT”), following the approval of the transaction. At the Closing, Merger Sub merged with and into TMT, with TMT surviving the merger and becoming a wholly owned subsidiary of Elong. At the Effective Time, each outstanding TMT Ordinary Share was converted into one Elong Class A Ordinary Share, each TMT Right was automatically converted into 0.2 of a TMT Ordinary Share and then into 0.2 of an Elong Class A Ordinary Share, and each TMT Unit was separated into its component securities and converted accordingly. As a result, an aggregate of 4,356,099 Elong Class A Ordinary Shares were issued to TMT stockholders.

Elong was determined to be the accounting acquirer as it comprises the ongoing operations, its senior management leads the combined company, and its shareholders hold the majority of voting power after the transaction. The Business Combination is not a business combination under ASC 805 because TMT was not considered a business. Accordingly, the transaction is accounted for as a reverse recapitalization, which is equivalent to Elong issuing shares for the net monetary assets of TMT, accompanied by a recapitalization. As a result, Elong’s historical financial statements became those of the combined company, with retrospective adjustments to reflect the reverse recapitalization. The equity was retrospectively adjusted based on an exchange ratio of 0.35, representing 128,814,283 shares exchanged for 45,000,000 shares (excluding escrowed shares), to reflect the equity structure of the legal acquirer, Elong. Net income (loss) per share has been retrospectively restated using the historical weighted-average number of shares outstanding multiplied by the exchange ratio.  As of December 31, 2024, subsidiaries of the Company include the following:

Subsidiaries	Place of incorporation	Date of incorporation	Percentage of ownership	Principal activities
Elong Power International Co, Limited (“Elong Power International”)	BVI	September 20, 2023	100%	Investment holding
Elong Power (Hong Kong) International Limited (Elong Power (Hong Kong))	Hong Kong	October 9, 2023	100%	Investment holding
Elong Power (Ganzhou) Co., Ltd.	Ganzhou, PRC	November 2, 2023	100%	Investment holding
Huizhou City Yipeng Energy Technology Co., Ltd. (“Huizhou Yipeng”)	Huizhou, PRC	January 26, 2014	100%	R&D and manufacturing of lithium-ion power batteries, lithium-ion power battery systems and their accessories
Ganzhou Yipeng Energy & Technology Co., Ltd. (“Ganzhou Yipeng”)	Ganzhou, PRC	May 28, 2018	100%	R&D and manufacturing of lithium-ion batteries, backup power supplies, energy storage systems and accessories.
Zibo Yipeng Energy & Technology Co., Ltd. (“Zibo Yipeng”)	Zibo, PRC	September 29, 2022	100%	R&D and manufacturing of battery spare parts and energy storage technology services
Elong Power (Beijing) Co., Ltd. (“Beijing Yipeng”)	Beijing, PRC	April 26, 2024	100%	Operations, sales and R&D
TMT Acquisition Corp (“TMT”)	Cayman Islands	July 6, 2021	100%	Investment holding

(c) Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the discharge of liabilities in the normal course of business for the foreseeable future.

As reported in the accompanying consolidated financial statements, the Company incurred net loss of $30.1 million, with negative operating flows of $2.8 million for the year ended December 31, 2024. As of December 31, 2024, the Company working capital deficit of $9.9 million, shareholders’ deficit of $16.5 million and its accumulated deficit was $68.9 million.

The Company has a plan of operations and acknowledges that its plan of operations may not result in generating positive working capital in the near future.

To meet the cash requirements for the next 12 months from the issuance date of this report, the Company is undertaking a combination of the remediation plans:

●	The Company’s shareholder has committed to support the Company’s operation in cash and started to fund the Company for a minimum period of twelve months from the date of this report in terms of improving cash position.

●	The Company is going to seek more equity investment in the year of 2025.

As of December 31, 2024, the Company’s having a minimum cash balance on the consolidated statement of financial position. The Company has taken an intensive review of operations and expenditures, including selling, and administration expenses, to identify and eliminate inefficiencies and redundancies in order to preserve cash while maintaining the business. Given the Company’s existing cash balances and projected cash generated by, and used in, operating activities, the Company believes that it will have sufficient liquidity to fund its operating activities, and react as necessary to market changes, which may include working capital needs for at least twelve months from the issuance date of this report.

The Company will be able to support its continuous operations and to meet its payment obligations as and when liabilities fall due within the next twelve months from the consolidated balance sheet date and the date of consolidated financial statements for the financial year ended December 31, 2024. Accordingly, the Company’s consolidated financial statements are prepared on a going concern basis, which assumes that the Company will continue in operation for the foreseeable future and, accordingly, will be able to realize its assets and discharge its liabilities in the normal course of operations as they fall due. In the event the Company will not be able to continue as a going concern, adjustments will have to be made to reflect the situation that assets will need to be realised other than in the amounts at which they are currently recorded in the consolidated balance sheet. In addition, the Company may have to provide for further liabilities that might arise and to reclassify non-current assets and liabilities as current assets and liabilities.